Warrant liabilities - Fair value of sponsor warrants (Details) - Sponsor warrants	Jun. 30, 2024 $ / shares Y
Risk-free interest rate
Warrant liabilities
Warrants outstanding, measurement input	0.0436
Expected dividend yield
Warrant liabilities
Warrants outstanding, measurement input	0.000
Expected term (years)
Warrant liabilities
Warrants outstanding, measurement input | Y	4.65
Expected volatility
Warrant liabilities
Warrants outstanding, measurement input	0.2005
Share price - asset price
Warrant liabilities
Warrants outstanding, measurement input | $ / shares	6.62